Deferred Revenue	12 Months Ended
Dec. 31, 2016
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue

8. Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	As of December 31,
	2015	2016
Current portion of deferred revenue	$44,179	$71,050
Long-term portion of deferred revenue	2,133	3,084

Total	$46,312	$74,134